TEMPLETON MONEY FUND

                                              PROSPECTUS -- JANUARY 1, 1996

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INVESTMENT     Templeton Money Fund (the "Fund") seeks current income,
OBJECTIVE      stability of principal and liquidity by investing in high
AND POLICIES   quality money market instruments with maturities not exceeding
               397 days, consisting primarily of short-term U.S. Government securities, bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and repurchase agreements. The Fund is a series of Templeton Income Trust.
               AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY
               THE U.S. GOVERNMENT. WHILE THE FUND SEEKS TO MAINTAIN A STABLE
               NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE
               THAT THE FUND WILL BE ABLE TO DO SO.

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PURCHASE OF    Please complete and return the Shareholder Application. If you
SHARES need assistance in completing this form, please call our Shareholder Services Department. The Fund's Shares may be purchased at a price equal to their net asset value. The minimum initial investment is $500 ($25 minimum for subsequent investments).

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PROSPECTUS     This Prospectus sets forth concisely information about the
INFORMATION    Fund that a prospective investor ought to know before
               investing. Investors are advised to read and retain this Prospectus for future reference. A Statement of Additional
               Information ("SAI") dated January 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. This SAI is available without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030,
               St. Petersburg, Florida 33733-8030 or by calling the Fund
               Information Department.

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FUND INFORMATION DEPARTMENT -- 1-800/DIAL BEN
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TEMPLETON "STAR" SERVICE (24 hours, seven days a week access to current prices, shareholder account balances/values, last transaction and duplicate account statements) -- 1-800-654-0123
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TABLE OF CONTENTS

                       Page
                       ----
EXPENSE TABLE........    2
FINANCIAL HIGHLIGHTS.    3
GENERAL DESCRIPTION..    3
Investment Objective
 and Policies........    3
INVESTMENT
 TECHNIQUES..........    4
U.S. Government
 Securities..........    4
Loans of Portfolio
 Securities..........    4
Bank Obligations.....    4
Commercial Paper.....    4
Repurchase
 Agreements..........    5
Eurodollar and Yankee
 Obligations.........    5
HOW TO BUY SHARES OF
 THE FUND............    5
Cumulative Quantity
 Discount............    5
Dealer Compensation..    6
Automatic Investment
 Plan................    6
Institutional
 Accounts............    6
Account Statements...    6
Templeton STAR
 Service.............    6
Retirement Plans.....    7
EXCHANGE PRIVILEGE...    7
Exchanges By
 Telephone...........    7
Exchanges Through
 Securities Dealers..    8
Additional
 Information
 Regarding Exchanges.    8
Retirement Plan
 Accounts............    8
Timing Accounts......    8
Restrictions on
 Exchanges...........    8
HOW TO SELL SHARES OF
 THE FUND............    9
Check Writing........   10
Expedited Redemption.   10
Contingent Deferred
 Sales Charge........   11
TELEPHONE
 TRANSACTIONS........   11
Verification
 Procedures..........   11
Restricted Accounts..   11
General..............   12
MANAGEMENT OF THE
 FUND................   12
Investment Manager...   12
Business Manager.....   12
Transfer Agent.......   12
Custodian............   12
Plan of Distribution.   12
Expenses.............   13
Brokerage
 Commissions.........   13
GENERAL INFORMATION..   13
Description of
 Shares/Share
 Certificates........   13
Meetings of
 Shareholders........   13
Dividends and
 Distributions.......   13
Federal Tax
 Information.........   14
Inquiries............   14
Performance
 Information.........   14
Statements and
 Reports.............   14
WITHHOLDING
 INFORMATION.........   15
CORPORATE RESOLUTION.   16
THE FRANKLIN
 TEMPLETON GROUP.....   17

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SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
        -------------------------------------------------------------------
LOSS OF CAPITAL.
----------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 EXPENSE TABLE

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Fund. The figures are estimates based upon the Fund's expenses for the current fiscal year.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees (after fee waiver)....................................... 0.15%
12b-1 Fees............................................................... 0.15%
Other Expenses (audit, legal, business management, transfer agent and custodian).............................................................. 0.49%
Total Fund Operating Expenses (after fee waiver)......................... 0.79%

  Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of this Prospectus.

  The Fund's investment manager, Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc., has voluntarily agreed to temporarily reduce its investment management fees by 0.20%. If this policy were not in effect, the Fund's management fee would be 0.35% and the Fund's "Total Fund Operating Expenses" would be .99%. As long as this temporary expense limitation continues, it may lower the Fund's expenses and increase its yield. The expense limitation may be terminated or revised at any time, at which time the Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund.

EXAMPLE

  As required by SEC regulations, the following example illustrates the expenses that apply to a $1,000 investment, assuming (1) 5% annual rate of return and (2) redemption at the end of each time period:

                                       ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                       -------- ----------- ---------- ---------
     without waiver...................   $10        $32        $55       $121
     with waiver......................   $ 8        $25        $44       $ 98

  THIS EXAMPLE IS BASED ON THE ESTIMATED ANNUAL OPERATING EXPENSES, INCLUDING FEES SET BY CONTRACT, SHOWN ABOVE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. The operating expenses are borne by the Fund and only indirectly by Shareholders as a result of their investment in the Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Fund's actual return may be more or less than 5%.

                             FINANCIAL HIGHLIGHTS

  The following table of selected financial information has been audited by McGladrey & Pullen, LLP, independent certified public accountants, for the periods indicated in their report which is incorporated by reference and which appears in the Fund's 1995 Annual Report to Shareholders. This statement should be read in conjunction with the other financial statements and notes thereto included in the Fund's 1995 Annual Report to Shareholders, which contains further information about the Fund's performance, and which is available to Shareholders upon request and without charge.

                                                                                                               PERIOD FROM
                                                              YEAR ENDED AUGUST 31,                            OCTOBER 3,
(A) PER SHARE OPERATING PERFORMANCE       -------------------------------------------------------------------   1987** TO
(For a share outstanding throughout the                                                                        AUGUST 31,
period)                                     1995      1994     1993      1992      1991      1990      1989       1988
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
Net asset value, beginning of period      $  1.000  $  1.000  $ 1.000  $  1.000  $  1.000  $  1.000  $  1.000   $  1.000
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Total from investment operations              .046     0.026    0.021     0.036     0.061     0.078     0.085      0.058
Less distributions
Dividends from net investment income         (.046)   (0.026)  (0.021)   (0.036)   (0.061)   (0.078)   (0.085)    (0.058)
                                          --------  --------  -------  --------  --------  --------  --------   --------
Change in net asset value for the period    (0.000)   (0.000)  (0.000)   (0.000)   (0.000)   (0.000)   (0.000)    (0.000)
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Net asset value, end of period            $  1.000  $  1.000  $ 1.000  $  1.000  $  1.000  $  1.000  $  1.000   $  1.000
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(B) TOTAL RETURN                              4.73%     2.66%    2.10%     3.62%     6.23%     8.00%     8.74%      6.51%
(C) RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)             $137,245  $144,415  $81,874  $125,445  $174,265  $256,965  $136,329   $100,071
Ratio to average net assets of:
 Expenses                                      .99%     0.90%    1.14%     1.04%     0.89%     0.83%     0.80%      0.92%*
 Net investment income                        4.62%     2.77%    2.07%     3.65%     6.18%     7.71%     8.50%      6.38%*
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
 * Annualized
** Commencement of Operations

                              GENERAL DESCRIPTION

  Templeton Money Fund (the "Fund") is a series of Templeton Income Trust (the "Trust"). The Trust was organized as a Massachusetts business trust on June 16, 1986, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company with two series of
Shares: Templeton Money Fund, a diversified fund, and Templeton Income Fund. A prospectus for Templeton Income Fund is available upon request and without charge from the Principal Underwriter.

  INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is current income, stability of principal and liquidity, which it seeks to achieve by investing in high-grade "money market" instruments with maturities not exceeding 397 days, consisting primarily of short-term U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, commercial paper and repurchase agreements with banks or broker-dealers with respect to these securities. As a fundamental policy, the Fund invests at least 80% of its total assets in these securities. There can be no assurance that the investment objective of the Fund will be attained.

  The Fund intends to use its best efforts to maintain its net asset value at $1.00 per Share. To do so, the Fund uses the amortized cost method of valuing the Fund's securities pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized below.

  In accordance with Rule 2a-7, the Fund is required to (i) maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) purchase only instruments having remaining maturities of 397 days or less; and (iii) invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization, subject to ratification of the investment by the Board of Trustees). If a security is unrated, it must be of comparable quality as determined in accordance with procedures established by the Board of Trustees, including approval or ratification of the security by the Board except in the case of U.S. Government securities.

  In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Fund may invest in U.S. Government securities or repurchase agreements that are fully collateralized by U.S. Government securities without any such limitation, and (ii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000. See "Purchase, Redemption and Pricing of Shares" in the SAI for further information regarding amortized cost valuation. There can be no assurance that the Fund will be able to maintain a $1.00 per Share net asset value.

  Commercial paper must be issued by domestic corporations or foreign corporations affiliated with domestic corporations. The Fund also may enter into repurchase agreements and may lend its portfolio securities. These techniques are described below.

                             INVESTMENT TECHNIQUES

  U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

  LOANS OF PORTFOLIO SECURITIES. The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

  BANK OBLIGATIONS. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund also may invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion.

  COMMERCIAL PAPER. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

  REPURCHASE AGREEMENTS. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

  EURODOLLAR AND YANKEE OBLIGATIONS. The Fund may invest in dollar-denominated obligations of foreign branches of domestic banks ("Eurodollar obligations") and dollar-denominated obligations of domestic branches of foreign banks ("Yankee obligations"). These investments may involve risks that are different in some respects from investments in obligations of domestic branches of domestic banks. Such investment risks may include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the Eurodollar and Yankee obligations held by the Fund, possible seizure or nationalization and the possible establishment of exchange controls or the adoption of other foreign government laws and restrictions applicable to the payment of Eurodollar and Yankee obligations, which might adversely affect the payment of principal and interest.

                         HOW TO BUY SHARES OF THE FUND

  Shares of the Fund may be purchased at net asset value without a sales charge through any broker which has a dealer agreement with Franklin Templeton Distributors, Inc. ("FTD"), the Principal Underwriter of Shares of the Fund, or directly from FTD upon receipt by FTD of a completed Shareholder Application and check payable in U.S. currency. The minimum initial purchase order for Fund Shares is $500. Subsequent purchases of Fund Shares must be in amounts of $25 or more. These minimums may be waived when the Shares are being purchased through retirement plans providing for regular periodic investments, as described below under "Retirement Plans."

  An investment will be made at the next determined net asset value per Share after (1) FTD has received a purchase order, and (2) the Fund has received Federal Funds from the purchase payment. The Fund may impose a $10 charge against a Shareholder account in the event that a check or draft submitted for the purchase of Fund Shares is returned unpaid to the Fund. Shares of the Fund will begin to earn dividends on the next business day following the date of purchase. Purchases made by Federal Funds wire and payments made by Federal Reserve draft received by FTD will be invested and begin earning dividends on the next business day after receipt by FTD. Any subscription may be rejected by FTD. Instruments drawn on other investment companies may not be accepted.

  Investors should promptly check the confirmation advice that is mailed after each purchase (or redemption) in order to insure that it has been accurately recorded in the investor's account.

  CUMULATIVE QUANTITY DISCOUNT. The value of the Shares in the Fund will be included in determining the sales charge discount to which an investor may be entitled when purchasing shares in one or more of the funds in the Franklin Group of Funds(R) and the Templeton Family of Funds, which are sold with a sales charge. Included for these aggregation purposes are (i) the mutual funds in the Franklin Group of Funds except Franklin Valuemark Funds and Franklin Government Securities Trust (the "Franklin Funds"), (ii) other investment products underwritten by FTD or its affiliates (although certain investments may not have the same schedule of sales charges and/or may not be subject to reduction) and (iii) the U.S.-registered mutual funds in the Templeton Family of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund (the "Templeton Funds"). (Franklin Funds and Templeton Funds are collectively referred to as the "Franklin Templeton Funds.") Sales charge reductions based upon aggregate holdings of (i), (ii) and (iii) above ("Franklin Templeton Investments") may be effective only after notification to FTD that the investment qualifies for a discount.

  Purchases of Fund Shares will also be included toward the completion of a Letter of Intent with respect to any of the Franklin Templeton Funds which are sold with a sales charge.

  DEALER COMPENSATION. Ongoing payments will be made to qualifying dealers at the annual rate of 0.15% of the average daily net asset value of Shares registered in the name of that broker-dealer as nominee or held in a Shareholder account that designates that broker-dealer as dealer of record. These payments are made in order to promote selling efforts and to compensate dealers for providing certain services, including processing purchase and redemption transactions, establishing Shareholder accounts and providing certain information and assistance with respect to the Fund. Effective February 1, 1995, for Shares acquired from an exchange into the Fund of shares of another of the Franklin Templeton Funds which would have assessed a contingent deferred sales charge upon redemption, dealers will be paid distribution fees beginning in the thirteenth month after the date of the original purchase of the exchanged Shares.

  FTD, or one of its affiliates, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Franklin Templeton Funds. Compensation may include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Franklin Templeton Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Franklin Templeton Funds. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, FTD or its affiliates may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of Shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its Shareholders.

  INSTITUTIONAL ACCOUNTS. Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging Shares of the Fund available for institutional accounts. To obtain an institutional account application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800-321-8563.

  ACCOUNT STATEMENTS. Shareholder accounts are opened in accordance with the Shareholder's registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from Franklin Templeton Investor Services, Inc. (the "Transfer Agent").

  TEMPLETON STAR SERVICE. From a touch-tone phone, Templeton and Franklin shareholders may access an automated system (day or night) which offers the following features:

  By calling the Templeton STAR Service, shareholders may obtain current price and yield information specific to a Templeton Fund, regardless of class; obtain account information; and request duplicate confirmation or year-end statements and money fund checks, if applicable.

  By calling the Franklin TeleFACTS system, Class I shareholders may obtain current price, yield or other performance information specific to a Class I Franklin Fund; process an exchange into an identically registered Class I Franklin account; obtain account information; and request duplicate confirmation or year-end statements, money fund checks, if applicable, and deposit slips.

  Share prices and account information specific to Templeton Class I or II shares and Franklin Class II shares may also be accessed on TeleFACTS by Franklin and Templeton Class I and Class II shareholders.

  The Templeton STAR Service is accessible by calling 1-800-654-0123. The TeleFACTS system is accessible by calling 1-800-247-1753. THE SHARE CODE FOR THE FUND, WHICH WILL BE NEEDED TO ACCESS SYSTEM INFORMATION, IS 407. The system's automated operator will prompt the caller with easy to follow step-by-step instructions from the main menu. Other features may be added in the future.

  RETIREMENT PLANS. Shares of the Fund may be purchased through various retirement plans including the following plans for which Franklin Templeton Trust Company ("FTTC") or its affiliate acts as trustee or custodian: IRAs, Simplified Employee Pensions, 403(b) plans, qualified plans for corporations, self-employed individuals and partnerships, and 401(k) plans. A plan document must be adopted in order for a retirement plan to be in existence. For further information about any of the plans, agreements, applications and annual fees, contact FTD. To determine which retirement plan is appropriate, an investor should contact his or her tax adviser.

                              EXCHANGE PRIVILEGE

  The Franklin Templeton Funds consist of a number of mutual funds with various investment objectives and policies. The shares of most of these mutual funds are generally offered to the public with a sales charge (which may have more than one option, depending on whether the fund offers one or more classes of shares). If a Shareholder's investment objective or outlook for the securities markets changes, Fund Shares may be exchanged for Class I shares of other Franklin Templeton Funds (as defined in "Cumulative Quantity Discount" above) which are eligible for sale in the Shareholder's state of residence and in conformity with such fund's stated eligibility requirements and investment minimums. No exchanges between different classes of Shares are allowed and, therefore, Shares of the Fund may not be exchanged for Class II shares of other Franklin Templeton Funds. Shareholders of Class II Franklin Templeton Funds may, however, elect to direct their dividends and capital gain distributions to the Fund, or to another Franklin Templeton money market fund.

  Shareholders may choose to redeem Shares of the Fund and purchase Class II shares of other Franklin Templeton Funds but such purchase generally will be subject to that fund's front end and contingent deferred sales charges for the contingency period of 18 months.

  Investors should review the prospectus of the fund they wish to exchange from and the fund they wish to exchange into for all specific requirements or limitations on exercising the exchange privilege including, for example, minimum holding periods or applicable sales charges. Exchanges may be made in any of the following ways:

  EXCHANGES BY TELEPHONE. Shareholders, or their investment representative of record, if any, may exchange Shares of the Fund by telephone by calling the Transfer Agent at 1-800-632-2301. If the Shareholder does not wish this privilege extended to a particular account, the Fund or the Transfer Agent should be notified.

  The Telephone Exchange Privilege allows a Shareholder to effect exchanges from the Fund into an identically registered account in one of the other available Franklin Templeton Funds. The Telephone Exchange Privilege is available only for uncertificated Shares or Shares for which the certificates have previously been deposited in the Shareholder's account. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please refer to "Telephone Transactions--Verification Procedures."

  During periods of drastic economic or market changes, it is possible that the Telephone Exchange Privilege may be difficult to implement and the Templeton STAR Service may not be available. In this event, Shareholders should follow the procedures for processing exchanges through securities dealers.

  EXCHANGES THROUGH SECURITIES DEALERS. As is the case with all purchases and redemptions of the Fund's Shares, the Transfer Agent will accept exchange orders from securities dealers who execute a dealer or similar agreement with FTD. See also "Exchanges By Telephone" above. Such a dealer-ordered exchange will be effective only for uncertificated Shares or Shares for which certificates have previously been deposited. A securities dealer may charge a fee for handling an exchange.

  ADDITIONAL INFORMATION REGARDING EXCHANGES. Shares of the Fund acquired other than pursuant to the Exchange Privilege or the reinvestment of dividends may be exchanged at the offering price of other Class I shares of the Franklin Templeton Funds. Such offering price includes the applicable sales charge of the fund into which the Shares are being exchanged. Exchanges will be effected at the respective net asset values or offering prices of the funds involved as next determined after the request is received in proper form.

  There are differences among Franklin Templeton Funds. Before making an exchange, a Shareholder should obtain and review a current prospectus of the fund into which the Shareholder wishes to exchange.

  The Exchange Privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to Shareholders.

  RETIREMENT PLAN ACCOUNTS. Franklin Templeton IRA and 403(b) retirement plan accounts may accomplish exchanges directly. Certain restrictions may apply, however, to other types of retirement plans. See "Restricted Accounts" under "Telephone Transactions."

  In situations where assets from retirement plan accounts are temporarily invested in the Fund while awaiting final allocation or investment instructions from the plan participant, and where such final allocation or investment instructions involve Class II shares, Fund shares may be exchanged for available Class II shares of the Franklin Templeton Funds (as such term is defined in the Prospectus). The time period during which the assets were invested in the Fund will not, however, count toward the contingency period for purpose of the contingent deferred sales charge associated with Class II shares. Assets previously subject to a commission by the Franklin Templeton Funds will be precluded from using this limited exchange privilege.

  TIMING ACCOUNTS. Accounts which are administered by allocation or market timing services to purchase or redeem Shares based on predetermined market indicators ("Timing Accounts") will be charged a $5.00 administrative service fee per each such exchange. All other exchanges are without charge.

  RESTRICTIONS ON EXCHANGES. In accordance with the terms of their respective prospectuses, certain funds do not accept or may place differing limitations than those below on exchanges by Timing Accounts.

  The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

  The Fund reserves the right to refuse the purchase side of exchange requests by any Timing Account, person, or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A Shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

  The Fund and FTD reserve the right to refuse any order for the purchase of Shares, as indicated in "How to Buy Shares of the Fund."

                        HOW TO SELL SHARES OF THE FUND

  Shares of the Fund will be redeemed, without charge, on request of the Shareholder in "Proper Order" to the Transfer Agent. "PROPER ORDER" MEANS THAT THE REQUEST TO REDEEM MUST MEET ALL OF THE FOLLOWING REQUIREMENTS:

  1. Except as provided below under "Expedited Redemption," it must be in writing, signed by the Shareholder(s) exactly in the manner as the Shares are registered, and must specify either the number of Shares, or the dollar amount of Shares, to be redeemed and sent to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030 and a completed purchase application must have been received by FTD before any redemption request will be honored;

  2. The signature(s) of the redeeming Shareholder(s) must be guaranteed by an "eligible guarantor," including (a) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (b) national securities exchanges, registered securities associations and clearing agencies; (c) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (d) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in Proper Order. If the Shares are registered in more than one name, the signature of each of the redeeming Shareholders must be guaranteed. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all Shareholders of record, to be sent to the address of record for that account. However, the Fund reserves the right to require signature guarantees on all redemptions. A signature guarantee is required in connection with any written request for transfer of Shares. Also, a signature guarantee is required if the Fund or the Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (i) the current address of one or more joint owners of an account cannot be confirmed; (ii) multiple owners have a dispute or give inconsistent instructions to the Fund; (iii) the Fund has been notified of an adverse claim; (iv) the instructions received by the Fund are given by an agent, not the actual registered owner; (v) the Fund determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings; or (vi) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Fund;

  3. Any outstanding certificates must accompany the request together with a stock power signed by the Shareholder(s), with signature(s) guaranteed as described in Item 2 above;

  4. Liquidation requests of corporate, partnership, trust and custodianship accounts, and accounts under court jurisdiction, require the following documentation to be in proper form:

    . Corporation--(i) Signature guaranteed letter of instruction from the authorized officer(s) of the corporation, and (ii) a corporate resolution in a form satisfactory to the Transfer Agent;
    . Partnership--(i) Signature guaranteed letter of instruction from a general partner and, if necessary, (ii) pertinent pages from the partnership agreement identifying the general partners or other documentation in a form satisfactory to the Transfer Agent;
    . Trust--(i) Signature guaranteed letter of instruction from the trustee(s), and (ii) a copy of the pertinent pages of the trust document listing the trustee(s) or a certificate of incumbency if the trustee(s) are not listed on the account registration;
    . Custodial (other than a retirement account)--Signature guaranteed letter of instruction from the custodian;
    . Accounts under court jurisdiction--Check court documents and the applicable state law since these accounts have varying requirements, depending upon the state of residence; and

  5. Redemption of Shares held in a retirement plan for which FTTC or its affiliate acts as trustee or custodian must conform to the distribution requirements of the plan and the Fund's redemption requirements above. Distributions from such plans are subject to additional requirements under the Internal Revenue Code of 1986, as amended (the "Code"), and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. For example, distributions from retirement plans are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the Transfer Agent) may be required to be submitted to the Transfer Agent with the distribution request, or the distribution will be delayed. Franklin Templeton Investor Services, Inc. and its affiliates assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

  To avoid delay in redemption or transfer, Shareholders having questions about these requirements should contact the Shareholder Services Department by calling 1-800-632-2301.

  Neither the Trust, the Fund nor the Transfer Agent will be responsible for acting upon any instructions believed by them to be genuine. The redemption price will be the net asset value of the Shares next computed after the redemption request in Proper Order is received by the Transfer Agent. Payment of the redemption price ordinarily will be made by check (or by wire at the sole discretion of the Transfer Agent if wire transfer is requested including name and address of the bank and the Shareholder's account number to which payment of the redemption proceeds is to be wired) within seven days after receipt of the redemption request in Proper Order. However, if Shares have been purchased by check, the Fund will make redemption proceeds available when a Shareholder's check received for the Shares purchased has been cleared for payment by the Shareholder's bank, which, depending upon the location of the Shareholder's bank, could take up to 15 days or more. The check will be mailed by first-class mail to the Shareholder's registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the Shares are registered) that has been in existence for more than six (6) months) or express mail, if requested, are subject to a handling charge of up to $15, which will be deducted from the redemption proceeds.

  The Fund may involuntarily redeem an investor's Shares if the net asset value of such Shares is less than $500, except that involuntary redemptions will not result from fluctuations in the value of an investor's Shares. In addition, the Fund may involuntarily redeem the Shares of any investor who has failed to provide the Fund with a certified taxpayer identification number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and Shares will be redeemed at the net asset value at the close of business on that date, unless sufficient additional Shares are purchased to bring the aggregate account value up to $500 or more, or unless a certified taxpayer identification number (or such other information as the Fund has requested) has been provided, as the case may be. A check for the redemption proceeds will be mailed to the investor at the address of record.

  CHECK WRITING. The Fund has established special check writing services for its Shareholders whose Shares are held on deposit by the Transfer Agent. Upon request, Shareholders may obtain a supply of checks without charge. Shareholders may write checks payable to the order of any person in any amount not less than $500 but not more than $500,000. THESE CHECKS CANNOT BE CERTIFIED NOR CAN THESE CHECKS BE NEGOTIATED FOR CASH AT THE OFFICES OF FTD OR FIRST UNION NATIONAL BANK OF FLORIDA. Checks are not returned to Shareholders after payment, although copies of checks will be available on request to the Transfer Agent at no charge. Shareholders who are interested in the check writing service should complete the appropriate section of the Shareholder Application. The check writing service is not available in any of the Templeton Tax Deferred Retirement Plans.

  When a check is presented for payment, the Fund redeems a sufficient number of Shares to cover the amount of the check. Checks written on accounts with insufficient Shares will be returned to the payee marked "non-sufficient funds." Checks written in amounts less than $500 also will be returned. Because the aggregate amount owned by a Shareholder may change each day, Shareholders should not attempt to redeem all Shares held in their account by using the check redemption procedure.

  EXPEDITED REDEMPTION. Shares may be redeemed by calling the Transfer Agent toll free, 1-800-632-2301. A redemption authorization which is contained in the Shareholder Application, or a separate authorization form must be filed with the Fund before a Shareholder may redeem in this manner. All telephone requests for redemptions must be received before the close of the New York Stock Exchange each business day.

  Shareholders may request that proceeds of $1,000 or more be wired directly to a commercial bank account. There is a fee of $15 for each wire redemption.

  CONTINGENT DEFERRED SALES CHARGE. The Fund does not impose either an initial sales charge or a contingent deferred sales charge. If, however, a Shareholder redeemed Shares acquired from an exchange into the Fund of Class I shares of another of the Franklin Templeton Funds which would have assessed a contingent deferred sales charge upon redemption, such charge will be made by the Fund, as described below. The 12-month contingency period will be tolled (or stopped) for the period such Shares are exchanged into and held in the Fund.


  In certain Franklin Templeton Funds, in order to recover commissions paid to dealers on investments of $1 million or more, a contingent deferred sales charge of 1% applies to certain redemptions made by those investors within 12 months of the calendar month of such investments. The charge is 1% of the lesser of the value of the Shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of such Shares, and is retained by FTD. In determining if a charge applies, Shares not subject to a contingent deferred sales charge are deemed to be redeemed first, in the following order: (i) Shares representing amounts attributable to capital appreciation; (ii) Shares purchased with reinvested dividends and capital gains distributions; and (iii) other Shares held longer than 12 months, followed by any Shares held less than 12 months, on a "first in, first out" basis.


                          TELEPHONE TRANSACTIONS

  Shareholders of the Fund and their investment representative of record, if any, may be able to execute various transactions by calling Shareholder Services at 1-800-632-2301.

  All Shareholders will be able to: (i) effect a change in address;
(ii) change a dividend option (see "Restricted Accounts" below);
(iii) transfer Fund Shares in one account to another identically registered account in the Fund; (iv) request the issuance of certificates (to be sent to the address of record only); and (v) exchange Fund Shares by telephone as described in this Prospectus.

  VERIFICATION PROCEDURES. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity by telephone, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and sending a confirmation statement on redemptions to the address of record each time account activity is initiated by telephone. So long as the Fund and the Transfer Agent follow instructions communicated by telephone which were reasonably believed to be genuine at the time of their receipt, neither they nor their affiliates will be liable for any loss to the Shareholder caused by an unauthorized transaction. The Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions in the event such reasonable procedures are not followed. Shareholders are, of course, under no obligation to apply for or accept telephone transaction privileges. In any instance where the Fund or the Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither the Fund, the Transfer Agent, nor their affiliates will be liable for any losses which may occur because of a delay in implementing a transaction.


  RESTRICTED ACCOUNTS. Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton retirement accounts. To assure compliance with all applicable regulations, special forms are required for any distribution, redemption, or dividend payment. While the telephone exchange privilege is extended to Franklin Templeton IRA and 403(b) retirement accounts, certain restrictions may apply to other types of retirement plans. Changes to dividend options must also be made in writing.

  To obtain further information regarding distribution or transfer procedures, including any required forms, retirement account Shareholders may call to speak to a Retirement Plan Specialist at 1-800/527-2020.

  GENERAL. During periods of drastic economic or market changes, it is possible that the telephone transaction privileges will be difficult to execute because of heavy telephone volume. In such situations, Shareholders may wish to contact their dealer for assistance, or to send written instructions to the Fund as detailed elsewhere in this Prospectus.

  Neither the Fund nor the Transfer Agent will be liable for any losses resulting from the inability of a Shareholder to execute a telephone transaction. The telephone transaction privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to Shareholders.

                            MANAGEMENT OF THE FUND

  The Trust is managed by the Board of Trustees and all powers are exercised by or under authority of the Board. Information relating to the Trustees and Executive Officers of the Trust is set forth under the heading "Management of the Trust" in the SAI.

  INVESTMENT MANAGER. The Investment Manager of the Fund is Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc., Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. The Investment Manager manages the investment and reinvestment of the Fund's assets. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry. The Investment Manager and its affiliates serve as advisers for a wide variety of public investment mutual funds and private clients in many nations. The Templeton organization has been investing globally over the past 52 years and, with its affiliates, provides investment management and advisory services to a worldwide client base, including over
4.3 million mutual fund shareholders, foundations, endowments, employee benefit plans and individuals. The Investment Manager and its affiliates have approximately 4,100 employees in the United States, Australia, Scotland, Germany, Hong Kong, Luxembourg, Bahamas, Singapore, Canada and Russia.

  The Investment Manager has an extensive global network of investment research sources. Many different selection methods are used for different funds and clients and these methods are changed and improved by the Investment Manager's research on superior selection methods.

  The Investment Manager does not furnish any other services or facilities for the Fund, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Fund pays the Investment Manager a fee which, during the most recent fiscal year, represented 0.35% of its average daily net assets. Further information concerning the Investment Manager is included under the heading "Investment Management and Other Services" in the SAI.

  BUSINESS MANAGER. Templeton Global Investors, Inc., provides certain administrative facilities and services for the Fund, including payment of salaries of officers, supervision of the preparation of tax returns, preparation of financial reports, monitoring compliance with regulatory requirements and monitoring tax-deferred retirement plans. For its services, the Business Manager receives a monthly fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Funds included in the Trust (the Fund and Templeton Income Fund), reduced to 0.135% of such combined net assets in excess of $200 million, to 0.10% of such assets in excess of $700 million and to 0.075% of such assets in excess of $1,200 million.

  TRANSFER AGENT. Franklin Templeton Investor Services, Inc. serves as transfer agent and dividend disbursing agent for the Fund.

  CUSTODIAN. The Chase Manhattan Bank, N.A. serves as custodian of the Fund's assets.

  PLAN OF DISTRIBUTION. The Fund has a plan of distribution or "12b-1 Plan" under which it may reimburse FTD for its costs and expenses for activities primarily intended to result in the sale of Fund Shares. Expenditures by the Fund under the plan may not exceed 0.15% annually of the Fund's average daily net assets. Under the plan, costs and expenses not reimbursed in any one given quarter

(including costs and expenses not reimbursed because they exceeded the limit of 0.15% per annum of the Fund's average daily net assets) may be reimbursed in subsequent quarters or years, subject to applicable law. FTD has informed the Fund that the costs and expenses that may be reimbursable in future quarters or years were $13,173 (0.01% of its net assets) at August 31, 1995.

  EXPENSES. For the fiscal year ended August 31, 1995, expenses amounted to 0.99% of the Fund's average daily net assets. See the Expense Table for information regarding estimated expenses for the current fiscal year.

  BROKERAGE COMMISSIONS. The Investment Manager will place all orders for the purchase and sale of securities. The Fund's brokerage policies provide that the receipt of research services from a broker and the sale of Shares by a broker are factors which may be taken into account in allocating securities transactions, so long as the prices and execution provided by the broker equal the best available within the scope of the Fund's brokerage policies.

                              GENERAL INFORMATION

  DESCRIPTION OF SHARES/SHARE CERTIFICATES. The capitalization of the Trust consists of an unlimited number of Shares of beneficial interest, par value $0.01 per Share. The Board of Trustees is authorized, in its discretion, to classify and allocate the unissued Shares of the Trust. Each Share entitles the holder to one vote.

  Shares for an initial investment, as well as subsequent investments, including the reinvestment of dividends and capital gain distributions, are generally credited to an account in the name of an investor on the books of the Fund, without the issuance of a share certificate. Maintaining shares in uncertificated form (also known as "plan balance") minimizes the risk of loss or theft of a share certificate. No charge is made for the issuance of one certificate for all or some of the Shares purchased in a single order. A lost, stolen or destroyed certificate cannot be replaced without obtaining a sufficient indemnity bond. The cost of such a bond, which is generally borne by the shareholder, can be 2% or more of the value of the lost, stolen or destroyed certificate. A certificate will be issued if requested by the shareholder or by the securities dealer.

  MEETINGS OF SHAREHOLDERS. The Trust is not required to hold regular annual meetings of Shareholders and may elect not to do so. The Trust will call a special meeting of Shareholders when requested to do so by Shareholders holding at least 10% of the Trust's outstanding Shares. In addition, the Trust is required to assist Shareholder communications in connection with the calling of Shareholder meetings to consider removal of a Trustee or Trustees.

  Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees and officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

  DIVIDENDS AND DISTRIBUTIONS. The Fund's net investment income (consisting of interest accrued or discount earned less amortization of premium and estimated expenses) and net realized short-term gains is declared as a dividend daily, including weekends and holidays, immediately prior to the determination of net asset value, and is paid to Shareholders monthly. Dividends are declared and reinvested starting on the day after (whether or not a business day) the Shares are issued and including the day on which Shares are redeemed.

  Income dividends paid by the Fund on its Shares are automatically reinvested on the payable date in whole or fractional Shares of the Fund at net asset value as of the ex-dividend date, unless a Shareholder makes a written or telephonic request for payments in cash. Shareholders will receive a monthly summary of their accounts, including information as to dividends paid during the month and the Shares credited to the account through reinvestment of dividends.

  Distribution checks are forwarded by first-class mail to the address of record. The proceeds of any such checks which are not accepted by the addressee and returned to the Fund will be reinvested in the Shareholder's account in whole or fractional Shares at net asset value next computed after the check has been received by the Transfer Agent. Subsequent distributions will be reinvested automatically at net asset value as of the ex-dividend date in additional whole or fractional Shares.

  FEDERAL TAX INFORMATION. The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. See the SAI for a summary of the requirements that must be satisfied to so qualify. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to Shareholders substantially all of its net investment income and net realized capital gains, which are expected to be treated as ordinary income in their hands. Distributions declared in October, November or December to Shareholders of record on a date in such month and paid during the following January will be treated as having been received by Shareholders on December 31 of the year in which such distributions were declared. The Fund will inform Shareholders each year of the amount and nature of income or gains distributed to them. Sales or other dispositions of Fund Shares generally will give rise to taxable gain or loss. A more detailed description of tax consequences to Shareholders is contained in the SAI under the heading "Tax Status."

  The Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions (including redemptions) paid to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications or where the Fund or the Shareholder has been notified by the Internal Revenue Service that the Shareholder is subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's federal income tax liability.

  INQUIRIES. Shareholders' inquiries will be answered promptly. They should be addressed to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030--telephone 1-800-632-2301. Transcripts of Shareholder accounts less than three-years old are provided on request without charge; requests for transcripts going back more than three years from the date the request is received by the Transfer Agent are subject to a fee of up to $15 per account.

  PERFORMANCE INFORMATION. The Fund may include its yield, effective yield and/or total return in advertisements or reports to Shareholders or prospective investors. The Fund calculates current yield by annualizing the dividend for the most recent seven-day period and dividing by the net asset value on the last day of the period for which yield is presented. The Fund's effective yield is calculated similarly but assumes that income earned from the investment is reinvested. The Fund's effective yield will be slightly higher than its yield because of the compounding effect of this assumed reinvestment. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. For a description of the methods used to determine yield, effective yield and total return for the Fund, see "Yield and Performance Information" in the SAI.

  STATEMENTS AND REPORTS. The Fund's fiscal year ends on August 31. Annual reports (containing financial statements audited by independent auditors and additional information regarding the Fund's performance) and semiannual reports (containing unaudited financial statements) are sent to Shareholders each year. To reduce the volume of mail sent to one household as well as to reduce Fund expenses, the Transfer Agent will attempt to identify related Shareholders within a household and send only one copy of the report. Additional copies may be obtained, without charge, upon request to the Fund Information Department--telephone 1-800/DIAL BEN. The Fund also sends to each Shareholder a confirmation statement after every transaction that affects the Shareholder's account and a year-end historical confirmation statement.

                    INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

GENERAL. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the Internal Revenue Service ("IRS").

OBTAINING A NUMBER. If you do not have a Social Security Number/Taxpayer Identification Number ("SSN/TIN"), you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

WHAT SSN/TIN TO GIVE. Please refer to the following guidelines:

ACCOUNT TYPE              GIVE SSN OF               ACCOUNT TYPE                               GIVE TAXPAYER ID # OF
------------------------------------------------------------------------------------------------------------------------------------
 . Individual              Individual                . Trust, Estate, or Pension Plan Trust     Trust, Estate, or Pension Plan Trust
------------------------------------------------------------------------------------------------------------------------------------
 . Joint Individual        Actual owner of account,  . Corporation,  Partnership, or other      Corporation,  Partnership, or other
                          or if combined funds,       organization                             organization
                          the first-named individual
------------------------------------------------------------------------------------------------------------------------------------
 . Unif. Gift/Transfer     Minor                     . Broker nominee                           Broker nominee
  to Minor
------------------------------------------------------------------------------------------------------------------------------------
 . Sole Proprietor         Owner of business
------------------------------------------------------------------------------------------------------------------------------------
 . Legal Guardian          Ward, Minor, or Incompetent
------------------------------------------------------------------------------------------------------------------------------------

EXEMPT RECIPIENTS. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients generally include:

  A corporation                        A real estate investment trust

  A financial institution              A common trust fund operated by a bank
                                       under section 584(a)

  An organization exempt from tax      An entity registered at all times
  under section 501(a), or an          under the Investment Company
  individual retirement plan           Act of 1940

  A registered dealer in securities or
  commodities registered in the U.S.
  or a U.S. possession


IRS PENALTIES. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your Federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

EXEMPT FOREIGN PERSON. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. Generally, you are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not equal or exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.

PERMANENT ADDRESS. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

NOTICE OF CHANGE IN STATUS. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that
(1) the taxpayer identification number you have given is correct, and (2) the IRS has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

WHEN TO FILE. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years. Only certifications that are in proper order will be treated as having been filed with the Fund.

HOW OFTEN YOU MUST FILE. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

              FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION

It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that each Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to a Fund.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected

___________________________ of _______________________________________________
            TITLE                                  CORPORATE NAME

a _________________________ organized under the laws of the State of ___________
    TYPE OF ORGANIZATION                                                STATE

and that the following is a true and correct copy of a resolution adopted by the Board of Directors at a meeting duly called and held on ________________________
                                                                   DATE

  RESOLVED, that the ________________________________________________ of this
                                     OFFICERS' TITLES

  Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds (R) or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and

  FURTHER RESOLVED, that any of the following _______________ officers are
                                                   NUMBER
  authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and

  FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.

The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME OF CORPORATION OR ASSOCIATION     DATE

Certified from minutes ___________________________________________________
                       NAME AND TITLE
                       CORPORATE SEAL (if appropriate)

The Franklin Templeton Group

Literature Request -- Call today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

TEMPLETON FUNDS                         Maryland                         FRANKLIN FUNDS SEEKING
American Trust                          Massachusetts***                 HIGH CURRENT INCOME
Americas Government Securities Fund     Michigan***                      AGE High Income Fund
Developing Markets Trust                Minnesota***                     German Government Bond Fund
Foreign Fund                            Missouri                         Global Government Income Fund
Global Infrastructure Fund              New Jersey                       Investment Grade Income Fund
Global Opportunities Trust              New York*                        U.S. Government Securities Fund
Greater European Fund                   North Carolina
Growth Fund                             Ohio***                          FRANKLIN FUNDS SEEKING HIGH CURRENT
Growth and Income Fund                  Oregon                           INCOME AND STABILITY OF PRINCIPAL
Income Fund                             Pennsylvania                     Adjustable Rate Securities Fund
Japan Fund                              Tennessee**                      Adjustable U.S. Government Securities Fund
Latin America Fund                      Texas                            Short-Intermediate U.S. Government Securities Fund
Money Fund                              Virginia
Real Estate Securities Fund             Washington**                     FRANKLIN FUNDS FOR NON-U.S. INVESTORS
Smaller Companies Growth Fund                                            Tax-Advantaged High Yield Securities Fund
World Fund                              FRANKLIN FUNDS                   Tax-Advantaged International Bond Fund
                                        SEEKING CAPITAL GROWTH           Tax-Advantaged U.S. Government Securities Fund
FRANKLIN FUNDS                          California Growth Fund
SEEKING TAX-FREE INCOME                 DynaTech Fund                    FRANKLIN TEMPLETON INTERNATIONAL
Federal Intermediate Term               Equity Fund                      FUNDS CURRENCY
Tax-Free Income Fund                    Global Health Care Fund          Global Currency Fund
Federal Tax-Free Income Fund            Gold Fund                        Hard Currency Fund
High Yield Tax-Free Income Fund         Growth Fund                      High Income Currency Fund
Insured Tax-Free Income Fund***         International Equity Fund
Puerto Rico Tax-Free Income Fund        Pacific Growth Fund              FRANKLIN MONEY MARKET FUNDS
                                        Real Estate Securities Fund      California Tax-Exempt Money Fund
FRANKLIN STATE-SPECIFIC FUNDS           Small Cap Growth Fund            Federal Money Fund
SEEKING TAX-FREE INCOME                                                  IFT U.S. Treasury Money Market Portfolio
Alabama                                 FRANKLIN FUNDS SEEKING           Money Fund
Arizona*                                GROWTH AND INCOME                New York Tax-Exempt Money Fund
Arkansas**                              Balance Sheet Investment Fund    Tax-Exempt Money Fund
California*                             Convertible Securities Fund
Colorado                                Equity Income Fund               FRANKLIN FUND FOR CORPORATIONS
Connecticut                             Global Utilities Fund            Corporate Qualified Dividend Fund
Florida*                                Income Fund
Georgia                                 Premier Return Fund              FRANKLIN TEMPLETON VARIABLE ANNUITIES
Hawaii**                                Rising Dividends Fund            Franklin Valuemark
Indiana                                 Strategic Income Fund            Franklin Templeton Valuemark Income
Kentucky                                Utilities Fund                   Plus (an immediate annuity)
Louisiana

Toll-free 1-800-DIAL BEN (1-800-342-5236)

* Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of municipal securities, and a high yield portfolio
    (CA).

** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

*** Portfolio of insured municipal securities.

                                     NOTES
                                     ----

                                     NOTES
                                     ----

--------------------------------------------------------------------------------

 TEMPLETON MONEY FUND

 PRINCIPAL UNDERWRITER:

 Franklin Templeton
 Distributors, Inc.
 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Shareholder Services
 1-800-632-2301

 Fund Information
 1-800/DIAL BEN

 Institutional Services
 1-800-321-8563

 Dealer Services
 1-800-524-4040

 Retirement Plan Services
 1-800-527-2020

 This Prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this Prospectus. Further information may be obtained from the Principal Underwriter.

--------------------------------------------------------------------------------


[RECYCLING LOGO APPEARS HERE]

TL407 P 1/96

                                   TEMPLETON
                                   MONEY
                                   FUND

                                   Prospectus

                                   January 1, 1996


[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

REGISTRATION--PLEASE PRINT

INSTRUCTIONS FOR COMPLETING APPLICATION
-------------------------------------------------------------------------------
Please follow these instructions to establish your account. If you have a question please call toll free 1-800-354-9191.

    Please note that you are required to send a completed application, including the appropriate tax identification number, and that the application must be received before withdrawal instructions can be accepted.
    TWO WAYS TO INVEST
1)  By Mail -- Complete the application and mail it with your check to:
     Templeton Money Fund
     P.O. Box 33031
     St. Petersburg, FL 33733-8031

2) By Wire -- If your initial investment is being made by wire, please call us at our toll free number for instructions. Federal Funds should be wired to:
    Chase Manhattan Bank, New York , NY
    Account No 910-2-581015
    Re: Templeton Money Fund
    Account of: (your account as it will be registered)

====================================================================================================================================
TEMPLETON MONEY FUND                                                           (FTD USE ONLY)
700 CENTRAL AVENUE/P.O. BOX 33031, ST. PETERSBURG, FLORIDA 33733-8031         ======================================================
                                                                               NEW ACCOUNT APPLICATION
                                                                               For initial investment only (DO NOT USE FOR TEMPLETON
                                                                               PROTOTYPE KEOGH OR IRA PLANS. REQUEST SEPARATE
PLEASE FILL OUT AND SIGN BOTH SIDES OF THIS FORM                               APPLICATIONS.)
====================================================================================================================================
IF YOU NEED ASSISTANCE IN COMPLETING THIS APPLICATION, PLEASE CALL TOLL FREE, 1-800-354-9191.
------------------------------------------------------------------------------------------------------------------------------------
Enclosed is my check, payable to Templeton Money Fund, for $ ____________________ ($500 minimum for initial investment and $25 minimum for subsequent investments) to purchase shares of the Fund.
====================================================================================================================================
FOR WIRED
FUNDS ONLY        Amount $________ Date of wired investment from your bank _______________________________________________, 19__
====================================================================================================================================
INDIVIDUAL        1. Individual       [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]   [_][_][_][_][_][_][_][_][_]
USE LINE 1                                 First Name              Initial       Last Name                     Soc. Sec. No.

JOINT TENANTS     2. Joint Tenants    [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]   [_][_][_][_][_][_][_][_][_]
USE LINES 1 & 2                            First Name              Initial       Last Name                     Soc. Sec. No.
                  "Joint Tenants with Right of Survivorship and not as Tenants in Common" (Unless Otherwise Specified)

GIFTS/TRANSFERS   3. Gifts/Transfers  [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]   [_][_][_][_][_][_][_][_][_]
TO MINORS            to Minors        Custodian's Name (Only One Can Be Named)                             Minor's Soc. Sec. No.
USE LINE 3
                                      [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]
                                      Minor's Name (Only One)

                                      Under the __________________________________  Uniform Gifts/Transfers to Minors Act
                                                        State of Residence
====================================================================================================================================
CITIZEN OF        United States    [_] Yes      [_] No         [_] Resident of: ___________________________________________
====================================================================================================================================
CORPORATIONS,
TRUSTS,           4. Corporations, Trusts, etc. [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]
OR OTHER
FIDUCIARIES       ________________________________  [_][_][-][_][_][_][_][_][_][_][_]  [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]
USE LINE 4        Date of Trust Instrument          Tax I.D. No.                       Name of Beneficiary (If to Be Included in
                                                                                       Registration)

                  [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]
                  Name of Trustees (If to Be Included in Registration)
====================================================================================================================================
ADDRESS
                  ____________________________________________________________   (________) ________________________________________
                  Street                                                          Area Code          Business Hours Phone

                  __________________________________________________________________________________________________________________
                  City, State, Zip
====================================================================================================================================

DIVIDENDS     All dividends to be paid in additional shares, credited monthly.
================================================================================

SYSTEMATIC    To receive fixed payments  [_] Monthly   [_] Quarterly  [_] Semi-
WITHDRAWAL    Annually   [_] Annually of $50 or more, check one box and indicate
PLAN          dollar amount $____________________. (For accounts with balance of
              $10,000 or more.)
================================================================================
                           - - - - - - - - - - - - - - - - - - - - - - - - - - -
SIGNATURE CARD               Account Number   TEMPLETON MONEY FUND   Signature
FOR CHECK WRITING SERVICE                     First Union National   Card
(See reverse side for                            Bank of Florida
terms and conditions)      =====================================================
                            Account Name(s) -- same as Shareholder Account
                             Registration

                           -----------------------------------------------------
                            AUTHORIZED    1. ___________________________________
                            SIGNATURE(S): 2. ___________________________________
Please fill out this card                 3. ___________________________________
if you elect the                          4. ___________________________________
Check-Writing Service.
It is similar to the                      [_] Check if all parties to the
card you must complete                        account must sign the check.
when opening a checking                   [_] Check if combination of       [_]
account with any bank.                        signatures is required and
Please make certain that                      specify number in box.
all authorized persons
have signed.

IMPORTANT!                     In signing this signature card, the signature(s)
                               signifies his/her or their agreement to be
PLEASE COMPLETE REVERSE        subject to the rules and regulations of First
SIDE FOR THE TELEPHONE         Union National Bank of Florida pertaining thereto
REDEMPTION SERVICE AND         and as amended from time to time.
ALL SIGNATURES.
---
                               SUBJECT TO CONDITIONS PRINTED ON THE REVERSE SIDE

Rev. 3/94

================================================================================
TELEPHONE EXCHANGE SERVICE
-------------------------------------------------------------------------------
  I/We accept Telephone Exchange Privileges between all Franklin Templeton Funds so qualified for all accounts with the identical registration/ownership. I/We acknowledge that I/we are subject to certain specific restrictions, complete details of which are described in the Fund's Prospectus, which I/we have received and read. I/We DO NOT want Telephone Exchange Privileges -- please check box [_]
================================================================================
EXPEDITED TELEPHONE REDEMPTION -- COMMERCIAL BANK WIRE INSTRUCTIONS (MINIMUM, $1,000)
-------------------------------------------------------------------------------
If this service is requested the Fund will, upon receipt of telephone or telegraph instructions, redeem shares and wire the proceeds of the redemption as indicated. The shareholder agrees that the Transfer Agent will forward the proceeds of an expedited redemption in accordance with the Fund's Prospectus. Deposit to COMMERCIAL BANK ACCOUNT ONLY with the identical registration of this account (Bank Wires are subject to a $15.00 bank fee).

--------------------------------------  ---------------------------------------
Name on Bank Account                    Address of Bank

--------------------------------------  ---------------------------------------
Bank Account Number                     City            State             Zip

--------------------------------------  ABA Routing
Name of Bank                            Number _______________________

+ IMPORTANT -- A NEW FORM MUST BE EXECUTED IF THESE INSTRUCTIONS ARE CHANGED +
================================================================================

CHECK WRITING SERVICE -- TERMS AND CONDITIONS
-------------------------------------------------------------------------------
Pursuant to this request, the Agent will establish a checking account for the shareholder. Upon presentation of a check to the Agent for payment, the Fund will redeem shares from the shareholder's account sufficient to cover the amount of the check. Checks in amounts less than $500 or more than $500,000 will not be honored. The shareholder agrees that: 1) the Agent will return unpaid and marked "Non-Sufficient Funds" any check the amount of which exceeds the value of the shareholder's account at the time of presentation; 2) the Agent will not make payment on any check if the shares being redeemed to make such payment had been purchased by check within the previous 15 days and that any such check drawn on such uncollected funds will be returned marked "Non-Sufficient Funds"; 3) the Fund and/or its agents will not be liable for any loss, expense or cost arising out of check redemptions; and 4) the account will be subject to the Agent's rules and regulations governing checking accounts. In addition, if there is more than one shareholder owning an interest in the account, and if the shareholders authorize, in signing the signature card, checks to be signed by less than all of the owners of such account, then all shareholders owning an interest in the account agree that shares sufficient to cover the amount of such check may be redeemed upon presentation of a check signed by such authorized owners.
  The Agent has reserved the right to change, modify or terminate this checking account privilege at any time.
================================================================================

SIGNATURE AND TAX CERTIFICATIONS -- ALL REGISTERED OWNERS MUST SIGN APPLICATION
--------------------------------------------------------------------------------
  The Fund reserves the right to refuse to open an account without either a certified Taxpayer Identification Number ("TIN") or a certification of foreign status. Failure to provide tax certifications in this section may result in backup withholding on payments relating to your account and/or to your liability to qualify for treaty withholding rules.
  I am(We are) not subject to backup withholding because I(we) have not been notified by the IRS that I am(we are) subject to backup withholding as a result of a failure to report all interest or dividends or because the IRS has notified me(us) that I am(we are) no longer subject to backup withholding. (If you are currently subject to backup withholding as a result of a failure to report all interest or dividends, please cross out the preceding statement.)
[_] The number shown above is my(our) correct TIN, or that of the Minor named in
    Line 3.
[_] Awaiting TIN, I am(We are) waiting for a number to be issued to me(us).
    I(We) understand that if I(we) do not provide a TIN to the Fund within 60 days the Fund is required to commence 31% backup withholding until I(we) provide a certified TIN.
[_] Exempt Recipient. Individuals cannot be exempt. Check this box only after reading the instructions to see whether you qualify as an exempt recipient. (You should still provide a TIN.)
[_] Exempt Foreign Person. Check this box only if the following statement applies: "I am(we are) neither a citizen nor a resident of the United States. I(we) certify to the best of my(our) knowledge and belief, I(we) qualify as an exempt foreign person and/or entity as described in the instructions."
    Permanent address for tax purposes:_________________________________________
                                       Street Address                      City
    ____________________________________________________________________________
    State              County                          Postal Code

PLEASE NOTE; The IRS only allows one TIN to be listed on an account. On joint accounts, it is preferred that the primary account owner (or person listed first on the account) list his/her number as requested above. CERTIFICATION-Under the penalties of perjury, I(we) certify that (1) the information provided on this application is true, correct and complete, (2) I(we) have read the prospectus for the Fund in which I am(we are) investing and agree to the terms thereof, and
(3) I am(we are) of legal age or an emancipated minor.

X                                       X
______________________________________  _______________________________________
Signature                               Signature
X                                       X
______________________________________  _______________________________________
Signature                               Signature
Please make a photocopy of this application for your records
================================================================================

BROKER/DEALER USE ONLY (PLEASE PRINT)
--------------------------------------------------------------------------------

  We hereby submit this application for the purchase         Templeton Dealer #
of shares of the Fund indicated in accordance with the
terms of our selling agreement with Franklin Templeton     ---------------------
Distributors, Inc., and with the Prospectus for the Fund.

WIRE ORDER ONLY: The attached check for $ ___________ should be applied against wire order
                 Confirmation Number ________ Dated _________ For _____ Shares.

Securities Dealer Name _________________________________________________________

Main Office Address ____________________________________________________________

Branch # ___________  Rep # ______________   Representative Name _______________

Branch Address _________________________________  Telephone Number (___) _______

Authorized Signature, Securities Dealer _______________  Title _________________
--------------------------------------------------------------------------------
ACCEPTED: Franklin Templeton Distributors, Inc.
                           By ______________________________  Date ____________

================================================================================

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

  THE PAYMENT OF FUNDS IS AUTHORIZED BY THE SIGNATURE(S) APPEARING ON THE REVERSE SIDE.

  If this card is signed by more than one person, all checks will require only one of the signatures appearing exactly as on the reverse side unless otherwise indicated. Each signator guarantees the genuineness of the other's signature. The Powers of Attorney granted hereby shall not be affected by any subsequent disability or incapacity on the part of any Depositor. Checks may not be for less than $500 or more than $500,000.

  First Union National Bank of Florida is hereby appointed agent by the person(s) signing this card (the "Depositor(s)") and as agent, is authorized and directed to present checks drawn on this checking account to the Fund ("Account") or its redemption agent as requests to redeem shares of the Account registered in the name of the Depositor(s) in the amount of such checks and to deposit the proceeds of such redemptions in this checking account. The Agent shall be liable only for its own negligence.

  Depositor(s) hereby authorizes the Account or its redemption agent to honor redemption requests presented in the above manner by the Agent. The Account and its redemption agent will not be liable for any loss, expense, cost or damage arising out of check redemptions. Shares of the Account which were purchased by check within fifteen (15) calendar days will not be redeemed. The Agent has the right not to honor checks in amounts exceeding the value of the Depositor(s) shareholder account at the time the check is presented for payment.

  The Agent reserves the right to change, modify or terminate this checking account at any time upon notification mailed to the address of record of the Depositor(s).